Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Gains/(losses) on cash flow hedges	Dec. 31, 2010 Gains/(losses) on cash flow hedges	Dec. 31, 2009 Gains/(losses) on cash flow hedges	Dec. 31, 2011 Cumulative translation adjustments	Dec. 31, 2010 Cumulative translation adjustments	Dec. 31, 2009 Cumulative translation adjustments	Dec. 31, 2011 Unrealized gains/(losses) on securities	Dec. 31, 2010 Unrealized gains/(losses) on securities	Dec. 31, 2009 Unrealized gains/(losses) on securities	Dec. 31, 2011 Actuarial gains/(losses)	Dec. 31, 2010 Actuarial gains/(losses)	Dec. 31, 2009 Actuarial gains/(losses)	Dec. 31, 2011 Net prior service credit/ (cost)	Dec. 31, 2010 Net prior service credit/ (cost)	Dec. 31, 2009 Net prior service credit/ (cost)	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2010 Accumulated other comprehensive income	Dec. 31, 2009 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(15,134)	(14,555)	(11,638)	(10,939)	(33)	(41)	(145)	(11,470)	(8,770)	(8,211)	117	110	63	(3,136)	(2,891)	(2,543)	(33)	(46)	(103)	(14,555)	(11,638)	(10,939)
Increase/(decrease)					(5)	46	30	(324)	(2,822)	(609)	6	0	62	(720)	(338)	(368)	383	0	30	(660)	(3,114)	(855)
Increase/(decrease) due to equity method investments					1	(15)	87	0	0	0	0	1	0	0	0	0	0	0	0	(1)	(14)	87
Reclassification adjustments, included in net income					27	(23)	(13)	16	(13)	50	(24)	6	(15)	105	93	20	12	13	27	82	76	69
Cumulative effect of accounting changes, net of tax						0			135			0			0			0			135
Balance	(15,134)	(14,555)	(11,638)	(10,939)	(66)	(33)	(41)	(11,778)	(11,470)	(8,770)	99	117	110	(3,751)	(3,136)	(2,891)	362	(33)	(46)	(15,134)	(14,555)	(11,638)